Summary of Significant Accounting Policies (Details)	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Corporate [Member] Maximum [Member]	Dec. 31, 2012 Corporate [Member] Minimum [Member]	Dec. 31, 2012 Market Optimization [Member] Maximum [Member]	Dec. 31, 2012 Market Optimization [Member] Minimum [Member]	Jul. 31, 2012 Bow Office Project [Member]
Significant Accounting Policies [Line Items]
Minimum percent of the greater of the benefit obligation and fair value of plan assets for determining pension expense	10.00%
Minimum percent of likely of tax benefit being realized upon settlement	50.00%
Number of months used in calculating average trailing price	12 months
Discount rate of unescalated future development and production cost	10.00%
Minimum percentage of company country reserve quantities sold for recognition of gain loss on divestiture	25.00%
Assets estimated service lives		25 years	3 years	25 years	20 years	60 years
Property, Plant and Equipment, Useful Life		25 years	3 years	25 years	20 years	60 years